Equity (Details) - USD ($)			12 Months Ended
	Nov. 04, 2015	Nov. 02, 2015	Dec. 31, 2016	Dec. 31, 2015	Nov. 18, 2016	Nov. 18, 2015	Oct. 26, 2015
Equity [Textual]
Statutory reserves			$ 4,017,957	$ 2,868,844
Gross proceeds from initial public offering	$ 20,192,115
Net proceeds from initial public offering	$ 18,594,972
Stock based compensation			$ 123,339	$ 23,088
Chief Financial Officer [Member]
Equity [Textual]
Issuance of shares		15,667			15,705	38
Two Directors [Member]
Equity [Textual]
Issuance of shares					8,000
Three Directors [Member]
Equity [Textual]
Issuance of shares		12,000
Common Stock
Equity [Textual]
Number of ordinary shares registered in offering							4,000,000
Additional ordinary shares if option fully exercised							600,000
Stock issued during period, shares		4,000,000
Equity issuance, price per share	$ 5.00	$ 5.00
Ordinary shares issued pursuant to over subscription	38,423
Initial public offering closing shares	4,038,423